Financial assets - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	[1]
Disclosure of financial assets [line items]
Current financial assets	€ 1,903	€ 935
Credit Suisse Asset Management
Disclosure of financial assets [line items]
Cash proceeds received, percentage of investment	67.00%
Current financial assets	€ 137

[1]	Refer to Note 3, Scope of consolidation